Deferred compensation plans - SAR Plan A awards, weighted-average assumptions (Detail)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Deferred compensation plans
Expected volatility	40.95%	40.87%	45.26%
Expected dividends yield	2.30%	2.99%	2.39%
Expected lives (in years)	4 years 6 months	7 years	7 years
Risk-free interest rate	0.03%	0.27%	0.43%